TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory
Disclosure of balances of counterparties assessed as being credit impaired
The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:

	2023		2022
Amounts in R million	Non-credit impaired	Credit impaired	Non-credit impaired	Credit impaired

Other receivables	32.9	0.9	55.2	2.2

Loss allowance	—	(0.9)	—	(2.2)

Movement in the allowance for impairment in respect of trade and other receivables
Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

Amounts in R million	2023	2022

Balance at the beginning of the year	(2.2)	(1.2)
Credit loss allowance/impairments recognised included in operating costs	(2.0)	(1.1)
Credit loss allowance/impairments reversed included in operating costs	0.6	0.1
Credit loss allowance written off against related receivable	2.7	—
Balance at the end of the year	(0.9)	(2.2)